Sales of Vessels Sales of Vessels - Narrative (Details) $ in Thousands	1 Months Ended		3 Months Ended			6 Months Ended
	Mar. 31, 2017 vessel	Jan. 31, 2017 vessel	Jun. 30, 2018 USD ($) vessel	Jun. 30, 2017 USD ($) vessel	Mar. 31, 2017 USD ($) vessel	Jun. 30, 2018 USD ($) vessel	Jun. 30, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels			$ 170	$ (142)		$ 170	$ (4,569)
Ship-to-ship Support Vessel
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels			$ 200			$ 200
Number of vessels sold | vessel			1	1		1
Aframax and Ship-to-ship Support Vessels
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels							(4,600)
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel					2
Suezmax Tankers | Suezmax Tankers One
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels							$ (300)
Number of vessels sold | vessel		1
Suezmax Tankers | Suezmaxes Tankers Two
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels						$ (1,500)
Number of vessels sold | vessel	1
Aframax Tankers
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels				$ (200)	$ (2,800)
Number of vessels sold | vessel				1